LONG TERM DEBT TO RELATED PARTIES (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2015	Dec. 22, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 25, 2016	Jun. 10, 2016	May 19, 2016	Feb. 09, 2016
Amortization of debt discount				$ 18,715		$ 260
Convertible Notes Payable [Member]
Conversion price						$ 0.50
Debt discount						$ 78,000
Debt discount amortization period						5 years
Notes maturity dates	Dec. 29, 2020	Dec. 22, 2020
Amortization of debt discount						$ 260
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On December 22 and 29, 2020, Respectively [Member]
Conversion price			$ 0.50	$ 0.50		$ 0.50
Debt discount						$ 7,800
Debt discount amortization period	5 years	5 years	5 years	5 years
Interest rate			12.00%	12.00%		12.00%
Notes maturity dates	Dec. 29, 2020	Dec. 22, 2020
Amortization of debt discount			$ 3,943	$ 7,887		$ 260
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On February 9, 2021 [Member]
Conversion price			$ 0.5	$ 0.5							$ 0.5
Debt discount											$ 39,000
Debt discount amortization period			5 years	5 years
Interest rate			12.00%	12.00%							12.00%
Notes maturity dates			Feb. 09, 2021	Feb. 09, 2021
Amortization of debt discount			$ 1,972	$ 3,077
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On May 19, 2021 [Member]
Conversion price			$ 0.50	$ 0.50						$ 0.50
Debt discount										$ 50,000
Debt discount amortization period			5 years	5 years
Interest rate			12.00%	12.00%						12.00%
Notes maturity dates			May 19, 2021	May 19, 2021
Amortization of debt discount			$ 1,167	$ 1,167
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 10, 2021 [Member]
Conversion price			$ 0.5	$ 0.5					$ 0.5
Debt discount									$ 25,000
Debt discount amortization period			5 years	5 years
Interest rate			12.00%	12.00%					12.00%
Notes maturity dates			Jun. 10, 2021	Jun. 10, 2021
Amortization of debt discount			$ 278	$ 278
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 25, 2021 [Member]
Conversion price			$ 0.5	$ 0.5				$ 0.5
Debt discount								$ 35,000
Debt discount amortization period			5 years	5 years
Interest rate			12.00%	12.00%				12.00%
Notes maturity dates			Jun. 25, 2021	Jun. 25, 2021
Amortization of debt discount			$ 136	$ 136